CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (2,125)	$ (1,914)
Cash flow hedges:
Changes in unrealized gains	37
Reclassification adjustments for gains included in net income	(7)
Net change	30
Foreign currency translation adjustment	(187)	$ (32)
Net change in accumulated comprehensive loss	(157)	(32)
Comprehensive loss	$ (2,282)	$ (1,946)